Note 4 - Income Taxes - Reconciliation of Income Taxes - 10K (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax benefit at effective rate	$ 370,000	$ 202,000
Change in valuation allowance	(370,000)	(202,000)
Provision for income taxes	$ 0	$ 0